Document and Entity Information	6 Months Ended
Sep. 30, 2018
Document Type	6-K
Amendment Flag	false
Document Period End Date	Sep. 30, 2018
Document Fiscal Year Focus	2018
Document Fiscal Period Focus	H1
Trading Symbol	MFG
Entity Registrant Name	MIZUHO FINANCIAL GROUP INC
Entity Central Index Key	0001335730
Current Fiscal Year End Date	--03-31